Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Operating lease expense	¥ 85	$ 12
Amortization of operating lease ROU assets	72	10
Short-term lease	¥ 17	$ 2